Significant Accounting Policies - Concentration of Credit Risks (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024
Significant Accounting Policies
Cash balances exceeded FDIC insured limits	$ 27.5	$ 2.7